IMPAIRMENT REVERSALS	12 Months Ended
Dec. 31, 2022
Impairment of assets [Abstract]
Impairment Charges (Reversals)	Impairment Charges (Reversals)

For the years ended December 31	2022	2021
Impairment charges (reversals) of non-current assets[1]	$483	($63)
Impairment of goodwill[1]	1,188	—
Total	$1,671	($63)
[1]Refer to note 21 for further details.